UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015, to December 31, 2015

February 11, 2016

(Date of report)

Huntington Funding, LLC1

(Exact name of securitizer as specified in its charter)

025-00147	0001540483
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Kim M. Taylor, Vice President, 614-480-2776

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

1 Huntington Funding, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan and auto lease asset classes, including asset-backed securities registered by the following affiliated non-registrant securitizer: Hatco, LLC.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), the securitizer has indicated by check mark that there is no activity to report for the annual period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HUNTINGTON FUNDING, LLC
(Securitizer)

Date: February 11, 2016	By:	/s/ Kim M. Taylor
	Name:	Kim M. Taylor
	Title:	Vice President